FINANCIAL STATEMENT DETAILS - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued expenses and other current liabilities:
Accrued employee compensation and benefits	$ 107,280	$ 96,869
Accrued advertising expense	56,286	50,868
Accrued revenue share	38,710	30,574
Other	138,130	104,497
Accrued expenses and other current liabilities	$ 340,406	$ 282,808